Capital Stock (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Summary of Normal Course Issuer Bids
The following is a summary of the Normal Course Issuer Bids [number of shares in the table below are expressed in whole numbers]:

	2020		2019
	Shares purchased	Cash amount	Shares purchased	Cash amount

2018 Bid	0	$0	23,401,457	$1,159
2019 Bid	5,077,882	203	2,367,106	130

	5,077,882	$203	25,768,563	$1,289

Maximum Number of Shares Outstanding Exercised or Converted
[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at March 4, 2021 were exercised or converted:

Common Shares	301,877,555
Stock options [i]	6,968,787

308,846,342

[i]
Options to purchase Common Shares are exercisable by the holder in accordance with the vesting provisions and upon payment of the exercise price as may be determined from time to time pursuant to the Company’s stock option plans.